Schedule of Notes Payable Non - Vehicles (Details) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Balance - December 31, 2023			$ 4,802,115
Amortization of debt discount			(2,573,317)	(755,457)	(1,403,244)
Repayments				(262,500)	(262,500)	(657,719)
Balance - September 30, 2024					4,802,115
Collateral amount
Notes payable					$ 4,802,115
Note Holder One [Member]
Property, Plant and Equipment [Line Items]
Notes issuance date			Apr. 19, 2023		Apr. 19, 2023
Debt instrument collateral			All assets		All assets
Collateral amount					$ 1,500,000
Interest rate stated percentage			10.00%		10.00%
Non Vehicles [Member]
Property, Plant and Equipment [Line Items]
Balance - December 31, 2023			$ 126,440
Face amount of note			277,500		275,250
Repayments			(235,242)		(133,289)
Balance - September 30, 2024			165,769		126,440
Notes payable			165,769		126,440
Non Vehicles [Member] | Note Holder One [Member]
Property, Plant and Equipment [Line Items]
Balance - December 31, 2023			$ 126,440
Face amount of note					275,250
Debt discount	$ (57,869)	$ (25,250)			(25,250)
Amortization of debt discount					9,729
Repayments					(133,289)
Balance - September 30, 2024					$ 126,440
Notes issuance date			Apr. 16, 2023		Apr. 16, 2023
Debt instrument maturity date description			December 12, 2024		December 12, 2024
Debt instrument collateral			All assets		All assets
Collateral amount					$ 141,961
Interest rate stated percentage					6.50%
Collateral amount					$ 15,521
Notes payable					$ 126,440